Property and equipment, net	12 Months Ended
Dec. 31, 2020
Property and equipment, net
Property and equipment, net

6. Property and equipment, net

Property and equipment, net consists of the following:

	As of
	December 31,	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Computer and transmission equipment	21,552,895	22,107,077	3,388,058
Furniture and office equipment	3,732,638	3,663,257	561,419
Leasehold improvements	20,842,929	21,682,197	3,322,942
Motor vehicles	816,103	816,103	125,073
Total property and equipment	46,944,565	48,268,634	7,397,492
Accumulated depreciation	(26,805,614)	(37,132,035)	(5,690,734)
Property and equipment, net	20,138,951	11,136,599	1,706,758

Depreciation expense was RMB9,245,203,  RMB10,544,813 and RMB10,114,779 (US$1,550,158) for the years ended December 31, 2018, 2019 and 2020 respectively. Gains from the disposal of property and equipment during the years ended December 31, 2018, 2019 were RMB66,  RMB2,389 and with a loss from the disposal of property and equipment during the years ended December 31 2020 is RMB59,213 (US$9,075).